Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash held in banks	$ 141,130	$ 173,206
Money market funds	810,453	1,011,330
Short-term deposits	353,539	333,353
Amounts held by payment service providers	58,006	55,532
Cash and cash equivalents	$ 1,363,128	$ 1,573,421	[1]	$ 322,429	$ 1,044,786

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.